11. STOCK OPTION PLANS	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK OPTION PLANS

Approval of the 2016 Stock Plan

In November 2016, the Board of Directors approved and the Company adopted the 2016 Stock Option Plan (“the 2016 Plan”). The 2016 Plan provides for the granting of up to 1,200,000 stock options to key employees, directors and consultants, of common shares of the Company. Under the 2016 Plan, the granting of incentive and non-qualified stock options, exercise prices and terms are determined by the Company's Option Committee, a committee designated to administer the 2016 Plan by the Board of Directors. For incentive options, the exercise price shall not be less than the fair market value of the Company's common stock on the grant date. (In the case of options granted to an employee who owns stock possessing more than 10% of the voting power of all classes of the Company's stock on the date of grant, the option price must not be less than 110% of the fair market value of common stock on the grant date.) Options granted are not to exceed terms beyond ten years (five years in the case of an incentive stock option granted to a holder of 10 percent of the Company's common stock).

As of December 31, 2016, there were 1,200,000 shares available for grant.

2006 Stock Option Plan

In June 2006 the stockholders approved and the Company adopted its 2006 Stock Option Plan (“the 2006 Plan”). The 2006 Plan provides for the granting of up to 800,000 stock options to key employees, directors and consultants, of common shares of the Company. Under the 2006 Plan, the granting of incentive and non-qualified stock options, exercise prices and terms are determined by the Company's Option Committee, a committee designated to administer the 2006 Plan by the Board of Directors. For incentive options, the exercise price shall not be less than the fair market value of the Company's common stock on the grant date. (In the case of options granted to an employee who owns stock possessing more than 10% of the voting power of all classes of the Company's stock on the date of grant, the option price must not be less than 110% of the fair market value of common stock on the grant date.) Options granted are not to exceed terms beyond ten years (five years in the case of an incentive stock option granted to a holder of 10 percent of the Company's common stock).

In June 2016, the 2006 Plan expired so that no common stock options may be issued under this Plan.

Stock Option Activity

There were no stock options granted during the years ended December 31, 2016, 2015 and 2014.

Activity under the 2016 and 2006 Plan is summarized as follows:

	Number of Stock Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance, December 31, 2013	100,000	$7.30		$0.00
Granted	377,000	1.70
Forfeited	–
Balance, December 31, 2014	477,000	2.90		0.00
Option granted	–	–
Options cancelled	(110,000)	2.50
Options exercised	–	–
Balance, December 31, 2015	367,000	3.00		0.00
Option granted	–	–
Options cancelled	(20,000)	22.90
Options exercised	–	–
Balance December 31, 2016	347,000	1.90	5.08	0.00

Exercisable at December 31, 2016	347,000	1.90	5.08	0.00

The following table summarizes information concerning outstanding and exercisable common stock options under the 2006 and 2016 Plans at December 31, 2016:

	Options Outstanding and Exercisable
Range of Exercise Price	Number of Options	Weighted Average Exercise Price	Remaining Contractual Life (yrs)
$0.70- $1.20	20,000	$.70	5.53
$1.30 -$1.50	289,500	$1.40	6.71
$1.60 - $4.00	5,000	$3.00	3.92
$4.10 - $7.50	32,500	$6.50	1.90

	347,000

There were no unvested common stock options under the 2016 or 2006 Plan at December 31, 2016.

As of December 31, 2016, 2015 and 2014, there was no unrecognized compensation cost related to all options granted and outstanding.

During the year ended December 31, 2015, the Company recorded consulting fees of $41,845 in the statement of operations related to stock options granted to non-employees.

The Company issues new shares when options are exercised.